     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       NOVEMBER 13, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
           AND FOR WHICH THAT REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 1999
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Colin M. Lancaster
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster          St. Francis, Wisconsin       December 5, 2003
---------------------------  ---------------------------    --------------------
      (Signature)                   (City, State)                  (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:           100

Form 13F Information Table Value Total:      $380,683
                                             -----------
                                             (thousands)

List of Other Included Managers:             None

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                                              FORM 13F INFORMATION TABLE

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       Column 1:              Column 2: Column 3:  Column 4:            Column 5:         Column 6:  Column 7:       Column 8:
                                                              --------------------------
        Name of               Title of    CUSIP               Shares or   Shares/   Put/  Investment    Other     Voting Authority
                                                                                                                --------------------
         Issuer                 Class     Number     Value    Principal  Prn. Amt.  Call  Discretion  Managers  Sole   Shared   None
                                                    (X$1000)   Amount
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                Common    00826T108  $   2,107   21,400      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Standard Automotive Corp.     Common    853097103  $     534   45,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Standard Automotive Corp.    Preferred  853097202  $   1,332  111,000      SH               Sole                 X
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American Tower Corp.          Common    029912201  $   2,193  112,100      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.          Option    029912901  $     196      100               Call    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com Inc.               Common    023135106  $  15,988  200,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
America Online Inc.           Option    02364J904  $   5,200      500               Call    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Axent Technologies Inc.       Common    05459C108  $     299   23,100      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Bard (C.R.) Inc.              Common    067383109  $     471   10,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Budget Group Inc.             Option    119003901  $     247      350               Call    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Breed Technologies Inc.       Common    106702103  $     431  283,700      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.               Warrant   055482111  $   2,762   79,200      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Cal Fed Bank                   Right    130209703  $      52   48,752      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Coeur D'Alene Mining         Preferred  192108207  $     835  143,670      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.      Preferred  165167305  $     498   16,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Coleman Co. Inc.              Common    193559101  $     172   18,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Carematrix Corp.              Common    141706101  $     259   50,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                    Option    885535904  $   1,438      500               Call    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.            Option    17275R902  $  13,713    2,000               Call    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Cymer Inc.                    Option    232572907  $   2,602      750               Call    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Datatech Systems Inc.         Common    238128102  $     696  285,684      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.           Option    247025909  $   2,091      500               Call    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Duramed Pharmaceuticals Inc.  Common    266354109  $   3,136  404,600      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Duramed Pharmaceuticals Inc.  Option    266354959  $     388      500                Put    Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Echo Bay Mines                Common    278751102  $      75   39,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp.                    Common    284131208  $   2,131   63,500      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Einstein/Noah Bagel Corp.     Common    282577105  $     232  308,900      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Einstein/Noah Bagel Corp.      Debt     282577AC9  $     915    1,830     PRN               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Etoys Inc.                    Common    297862104  $   1,438   21,600      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores   Warrant   31410H127  $   1,719   95,500      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Transgenics Corp.     Common    37246E105  $   1,388  205,618      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
HMT Technology Corp.           Debt     403917AD9  $   3,100    8,954     PRN               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Hercules Inc.                 Common    427056106  $     807   28,200      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.              Debt     421924AF8  $     101      150     PRN               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp.                   Debt     428291AA6  $   1,125    1,500     PRN               Sole                 X
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

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
Intl. Business Machines Corp.   Option    459200901  $ 15,172      1,250              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                    Option    45323G909  $  1,061      1,155              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                    Option    45323G959  $    459        500              Put     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Integrat Health                  Debt     45812CAE6  $    320      2,286      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Ingram Micro Inc.               Option    457153954  $    322        250              Put     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Jacor Communications Inc.       Warrant   469858138  $  7,030    484,800       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Kmart Corp.                    Preferred  498778208  $ 31,960    680,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Kmart Corp.                     Option    482584959  $  2,630      2,250              Put     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Lasersight Inc.                 Common    517924106  $  5,235    384,200       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Prod.  Common    B5628B104  $  5,911    169,500       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Prod.  Option    B5628B954  $    872        250              Put     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications Inc.     Common    52729N100  $  6,674    127,800       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch                   Option    590188908  $  3,359        500              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
MIPS Technologies Inc.          Option    604567957  $  1,273        400              Put     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Miravant Medical Technology     Common    604690107  $  2,916    288,039       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Micron Tech                      Debt     595112AB9  $  4,150      3,500      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.               Option    676220906  $    815        800              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Offshore Logistics               Debt     676255AF9  $ 10,136     11,995      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Pep Boys                         Debt     713278AJ8  $  5,268      9,450      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Priceline.com Inc.              Common    741503106  $    287     4,448        SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.        Common    741932107  $    556     39,204       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.         Debt     741932AB3  $  7,616     22,075      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co.              Debt     701081AD3  $    923      1,223      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.         Preferred  703224204  $  1,230     47,768       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.          Warrant   703224113  $     18     48,144       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Psinet Inc.                     Common    74437C101  $  4,589    127,592       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                    Debt     747906AC9  $    590        705      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Queen Sand Resources Inc.       Common    747927101  $     13     27,172       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.                  Common    767754104  $    276     20,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Read-Rite Corp.                  Debt     755246AA3  $  6,547     18,839      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Red Hat Inc.                    Common    756577102  $  4,882     50,850       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Res-Care Inc.                   Common    760943100  $    595     35,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Res-Care Inc.                    Debt     760943AC4  $ 14,366     14,475      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company                  Preferred  779273309  $  4,889    137,238       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group       Preferred  829226505  $  7,946    243,564       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.               Preferred  81211K209  $ 24,862    487,976       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                Option    81211K900  $  5,131      1,000              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Seagate Tech.                   Option    811804903  $  1,541        500              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.           Common    827056102  $  2,824    258,185       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.           Option    827056902  $  3,281      3,000              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.            Debt     827056AC6  $ 10,347     13,266      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Simula Inc.                      Debt     829206AB7  $  2,237      2,992      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation             Common    867071102  $  7,619  1,339,600       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation             Option    867071902  $    569      1,000              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation             Option    867071952  $    455        800               Put    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Softnet Systems Inc.            Common    833964109  $  3,249    133,300       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Companies             Preferred  792856205  $  5,130     95,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Companies              Option    792856908  $    810        150              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Companies              Option    792856958  $  1,512        280               Put    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Sensormatic Electronics         Option    817265951  $  1,243        980               Put    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Telefonos De Mexico             Common    879403780  $  5,048     69,872       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Telefonos De Mexico              Debt     879403AD5  $  5,029      5,350      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
TRO Learning Inc.               Common    87263R109  $     64     11,080       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines            Common    893349837  $  3,049    855,924       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                    Common    909214108  $  1,602     35,498       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
UST Corp.                       Common    902900109  $  2,654     86,300       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Seagram Co. Ltd.               Preferred  811850205  $  8,335    179,740       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Verio Inc.                      Common    923433106  $ 16,740    540,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications          Common    975515107  $  6,934    177,499       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.           Common    958102105  $    938    250,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.            Debt     958102AH8  $ 18,655    167,684      PRN             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                       Common    929248102  $  1,500    150,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                      Preferred  929248201  $  7,295    213,000       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                      Preferred  929248300  $    204      6,300       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Telular Corp.                   Common    87970T208  $    273    140,814       SH             Sole                X
------------------------------------------------------------------------------------------------------------------------------------

                                     Page 2